PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under finance leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 2,321,107	¥ 1,780,071
Less: Accumulated depreciation	(874,470)	(709,209)
Property and equipment held under finance leases net excluding construction in progress	1,446,637	1,070,862
Construction-in-progress		219,283
Impairment	(19,904)	(19,361)
Property and equipment held under finance leases, net	¥ 1,426,733	¥ 1,270,784
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 1,018,510	¥ 993,158
Data center equipment
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 1,302,597	¥ 786,913